FT Energy Income Partners Strategy ETF Investment Strategy - FT Energy Income Partners Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in a portfolio of equity securities in the broader energy market (“Energy Companies”). Energy Companies include companies in the Global Industry Classification Standard (“GICS”) energy sector, companies in the GICs utility sector (excluding water utilities), or companies in any other GICS sectors that derive at least 50% of their revenues or profits from exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing, of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, petrochemicals, electricity, coal, uranium, hydrogen or other energy sources, renewable energy production, renewable energy equipment, energy storage, carbon, carbon dioxide, carbon dioxide and fugitive methane mitigation and management, as well as electric transmission, distribution, storage and system reliability support. Energy Companies also include companies providing engineering, consulting and construction services that derive at least 50% of their revenues or profits from the above, all of which are selected by Energy Income Partners, LLC, the Fund’s investment sub-advisor (“Energy Income Partners” or the “Sub-Advisor”). These companies may include publicly traded master limited partnerships or limited liability companies taxed as partnerships (“MLPs”) and MLP affiliates. The Fund’s portfolio will be selected based upon the Sub-Advisor’s belief that a professionally managed portfolio of Energy Companies offers an attractive balance of income and growth through a combination of dividends and capital appreciation. The Sub-Advisor believes that rapid changes to the energy system driven by innovations like shale, renewable energy and storage, government policies relating to sustainability for companies, and investment funds have created a wider range of opportunities in the energy sector than in the past. In selecting the Fund’s portfolio, the Sub-Advisor focuses primarily on a company’s yield, growth, and valuation. In evaluating yield, the Sub-Advisor seeks companies with stable cash flows and higher-than-average dividend payout ratios or companies with cyclical cash flows that have lower and more sustainable dividend payout ratios. In evaluating growth, the Sub-advisor focuses on increasing per share earnings and cash flow, with a belief that free cash flow can drive reinvestment or share repurchase, each of which can drive per share growth. Finally, in evaluating a company’s valuation, the Sub-advisor seeks companies that have the potential to experience positive changes in value, where business restructuring, changes in management or asset mix, or changes in government policy may positively impact investor perception about a company’s future. Through the analysis described above, and use of rigorous investment research and analytical tools applied to stock selection and portfolio construction, the Sub-Advisor selects companies for the Fund’s portfolio that it believes have the best potential to achieve the Fund’s investment objective. The Fund may invest in U.S. and non-U.S. companies, including depositary receipts and investments that are denominated in U.S. or non-U.S. currencies, with various market capitalizations. As of January 30, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026.To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. While the Fund may invest in equity securities of MLPs, the Fund will limit its investment in MLPs, or other companies taxed as partnerships in order to comply with applicable tax diversification rules. The Fund is classified as “non-diversified” under the Investment Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in energy companies and utility companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026.